Fair value measurements - FY, Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	$ 398,779	$ 327,602	$ 249,734
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	17,788	14,240	14,336
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	12,439	3,433	10,444
Obligations of States, Municipalities and Political Subdivisions [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,944	72,513	61,632
Corporate and Other Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	129,359	129,521	87,756
Asset-backed Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	75,657	58,307	36,638
Residential Mortgage-backed Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,380	63,828	53,264
Exchange Traded Fund [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	17,788	14,240	14,336
Recurring [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	398,779	327,602	249,734
Total	416,821	344,141	268,327
Recurring [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	12,439	3,433	2,413
Total	30,227	17,673	16,749
Recurring [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	386,340	324,169	247,321
Total	386,594	326,468	251,578
Recurring [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Total	0	0	0
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	12,439	3,433	10,444
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	12,439	3,433	2,413
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	8,031
Recurring [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,944	72,513	61,632
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,944	72,513	61,632
Recurring [Member] | Obligations of States, Municipalities and Political Subdivisions [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Corporate and Other Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	129,359	129,521	87,756
Recurring [Member] | Corporate and Other Securities [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Corporate and Other Securities [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	129,359	129,521	87,756
Recurring [Member] | Corporate and Other Securities [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Asset-backed Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	75,657	58,307	36,638
Recurring [Member] | Asset-backed Securities [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	75,657	58,307	36,638
Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Residential Mortgage-backed Securities [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,380	63,828	53,264
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	90,380	63,828	53,264
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Fixed maturity securities available-for-sale, at fair value (amortized cost: $326,953 in 2015; $247,148 in 2014)	0	0	0
Recurring [Member] | Exchange Traded Fund [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	17,788	14,240	14,336
Recurring [Member] | Exchange Traded Fund [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	17,788	14,240	14,336
Recurring [Member] | Exchange Traded Fund [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	0	0	0
Recurring [Member] | Exchange Traded Fund [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	0	0	0
Recurring [Member] | Short-term Investments [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	254	2,299	4,257
Recurring [Member] | Short-term Investments [Member] | Level 1 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	0	0	0
Recurring [Member] | Short-term Investments [Member] | Level 2 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	254	2,299	4,257
Recurring [Member] | Short-term Investments [Member] | Level 3 [Member]
Fair Value of Investments Measured on Recurring Basis [Line Items]
Equity securities available-for-sale, at fair value (cost: $12,184 in 2015; $11,812 in 2014)	$ 0	$ 0	$ 0